Cover	6 Months Ended
Feb. 28, 2022
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Feb. 28, 2022
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--08-31
Entity File Number	333-254709
Entity Registrant Name	Engine Gaming and Media, Inc.
Entity Central Index Key	0001714562
Entity Address, Address Line One	77 King Street West
Entity Address, Address Line Two	Suite 3000
Entity Address, Address Line Three	PO Box 95
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5K 1G8
Entity Current Reporting Status	No
Entity Emerging Growth Company	false